Consolidated and Combined Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Income Statement [Abstract]
Net income	$ 1,829	$ 5,705	$ 3,339
Other comp. income (loss) net of tax:
Actuarial gain retiree health	0	123	4
Minimum pension liability	0	0	(6)
Comprehensive income	$ 1,829	$ 5,828	$ 3,337